CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,289,629,981	$ 176,678,583	¥ 1,020,604,191	¥ 378,917,318
Short-term investments, net	1,231,171,751	168,669,838	635,070,394
Other current assets	4,661,050	638,560	12,097,018
Total current assets	3,458,107,713	473,758,812	3,884,019,494
Non-current assets
Mining machines, net	1,772,319,041	242,806,713
Total non-current assets	2,511,215,846	344,035,161	764,590,520
TOTAL ASSETS	5,969,323,559	817,793,973	4,648,610,014
Current liabilities
Other current liabilities	28,569,181	3,913,963	33,957,234
Total current liabilities	1,834,905,970	251,381,087	777,742,901
Other non-current liabilities	19,118	2,619	226,035
Total non-current liabilities	47,787,717	6,546,890	53,890,626
Total liabilities	1,882,693,687	257,927,977	831,633,527
Shareholders' equity
Additional paid-in capital	4,725,877,432	647,442,554	4,813,679,585
Accumulated other comprehensive income	152,882,024	20,944,751	111,849,166
Accumulated deficit	(35,810,730)	(4,906,050)	(335,625,776)
Total shareholders' equity	4,086,629,872	559,865,996	3,816,976,487
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,969,323,559	817,793,973	4,648,610,014
Class A ordinary shares
Shareholders' equity
Ordinary shares	149,310	20,455	154,483
Class B ordinary shares
Shareholders' equity
Ordinary shares	49,777	6,819	49,777
Parent Company
Current assets
Cash and cash equivalents	618,245,357	84,699,267	681,383,135
Short-term investments, net	292,347,551	40,051,450	366,279,947
Other current assets	13,810,916	1,892,087	378,978
Total current assets	1,548,878,818	212,195,527	1,471,926,705
Non-current assets
Mining machines, net	1,772,319,041	242,806,713
Investments in subsidiaries	(24,017,175)	(3,290,339)	50,291,278
Contractual interest in the VIEs and VIEs' subsidiaries	2,969,652,915	406,840,781	2,616,728,505
Total non-current assets	4,717,954,781	646,357,155	2,667,019,783
TOTAL ASSETS	6,266,833,599	858,552,682	4,138,946,488
Current liabilities
Other current liabilities	1,245,684,589	170,658,089	321,969,994
Total current liabilities	2,180,203,720	298,686,685	321,969,994
Other non-current liabilities	7	1	7
Total non-current liabilities	7	1	7
Total liabilities	2,180,203,727	298,686,686	321,970,001
Shareholders' equity
Treasury shares	(756,517,941)	(103,642,533)	(773,130,748)
Additional paid-in capital	4,725,877,432	647,442,554	4,813,679,585
Accumulated other comprehensive income	152,882,024	20,944,751	111,849,166
Accumulated deficit	(35,810,730)	(4,906,050)	(335,625,776)
Total shareholders' equity	4,086,629,872	559,865,996	3,816,976,487
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,266,833,599	858,552,682	4,138,946,488
Parent Company | Subsidiaries
Current assets
Short-term amounts due from subsidiaries (other than WFOE)	624,474,994	85,552,723	423,884,645
Current liabilities
Other current liabilities	934,519,131	128,028,596
Parent Company | Class A ordinary shares
Shareholders' equity
Ordinary shares	149,310	20,455	154,483
Parent Company | Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 49,777	$ 6,819	¥ 49,777